Restructuring Charges (Tables)	12 Months Ended
Dec. 31, 2013
Restructuring And Related Activities [Abstract]
Restructuring and Restructuring Related Charges of Actual Costs

The following table displays the planned restructuring and restructuring-related charges with the realignment, as well as a summary of the actual costs incurred through December 31, 2011:

($ in millions) April 2011 Plan	Planned Costs	Actual incurred through December 31, 2011
Workforce reduction	$0.8	$0.7
Total restructuring charge	$0.8	$0.7

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2011:

($ in millions) October 2011 Plan	Planned Costs	Actual Incurred Through December 31, 2011
Workforce reduction	$2.2	$2.2
Restructuring charge	2.2	2.2
Equipment relocation	0.2	0.2
Restructuring-related costs	0.2	0.2
Total restructuring and restructuring-related costs	$2.4	$2.4

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2013:

($ in millions) June 2012 Plan	Planned Costs	Actual Incurred Through December 31, 2013
Workforce reduction	$2.1	$2.0
Asset impairment charge	1.2	1.4
Other charge	0.1	0.2
Restructuring and impairment charges	$3.4	$3.6
Inventory write-down	$0.6	$0.7
Equipment relocation	0.5	0.3
Other charges	0.5	0.6
Restructuring-related charges	$1.6	$1.6
Total restructuring and restructuring-related charges	5.0	5.2

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2013:

($ in millions) December 2012 Plan	Planned Costs	Actual incurred through December 31, 2013
Workforce reduction	$1.7	$1.8
Asset impairment charge	1.1	1.1
Other charge	0.3	0.4
Restructuring and impairment charges	$3.1	$3.3
Inventory write-down	$0.5	$0.5
Equipment relocation	0.1	0.3
Other charges	0.4	0.1
Restructuring-related charges	$1.0	$0.9
Total restructuring and restructuring-related charges	4.1	4.2

The following table displays the planned restructuring and restructuring-related charges associated with the realignment, as well as a summary of the actual costs incurred through December 31, 2013:

($ in millions) June 2013 Plan	Planned Costs	Actual incurred through December 31, 2013
Workforce reduction	$8.3	$7.2
Asset impairment charge	3.0	3.8
Other charges, including pension termination costs	5.5	0.3
Restructuring and impairment charges	$16.8	$11.3
Inventory write-down	$0.8	$1.1
Equipment relocation	0.9	0.2
Other charges	0.1	0.3
Restructuring-related charges	$1.8	$1.6
Total restructuring and restructuring-related charges	$18.6	$12.9

Restructuring Reserve Activity

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2011:

($ in millions) April 2011 Plan
Restructuring liability at January 1, 2011	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	0.7
Cost paid	(0.7)
Restructuring liability at December 31, 2011	$—

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2012:

($ in millions) October 2011 Plan
Restructuring liability at January 1, 2011	$—
Restructuring and restructuring-related charges	2.2

Cost paid	(2.2)
Restructuring liability at December 31, 2012	$—

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2013:

($ in millions) June 2012 Plan
Restructuring liability at January 1, 2013	$0.1
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	—

Cost paid	(0.1)

Restructuring liability at December 31, 2013	$—

The following table displays the restructuring reserve activity related to the realignment for the period ended December 31, 2013:

($ in millions) December 2012 Plan
Restructuring liability at January 1, 2013	$1.6
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	0.8

Cost paid	(2.4)
Restructuring liability at December 31, 2013	$—

The following table displays the restructuring reserve activity for the year ended December 31, 2013:

($ in millions) June 2013 Plan
Restructuring liability at April 1, 2013	$—
Restructuring and restructuring-related charges, excluding asset impairments and write-offs	8.0
Cost paid	(4.9)
Restructuring liability at December 31, 2013	$3.1